Goodwill and Purchased Intangibles (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Carrying value of goodwill	$ 4,213,699		$ 4,213,699		$ 2,259,624	$ 3,002,070
Significant acquisitions	1,954,075		1,954,075
Amortization	56,382	139,999	88,339	287,999
Amortization expense					526,998	731,360
Acquired goodwill						13,437,240
Goodwill impairment					742,446	10,435,170
Intangible asset impairment expense					$ 145,396	$ 1,325,134